SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 11,656,581	$ 11,656,581
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	2,986,500	2,986,500	$ 2,986,500
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	2,800,231	2,800,231	2,800,231
Twenty Percent O I D Senior Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Total	3,641,250	3,641,250
Series B Preferred Convertible Stock [Member]
Short-Term Debt [Line Items]
Total	528,600	528,600	528,600
Non Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	850,000	850,000	850,000
Other Warrants [Member]
Short-Term Debt [Line Items]
Total	$ 850,000	850,000	850,000
20% OID Senior Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Total		3,641,250	702,375
Twenty Percent OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Total		$ 11,656,581	$ 8,717,706